Sale of assets Financial Results (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disposal Group, Including Discontinued Operation, Income Statement Disclosures [Abstract]
Product and service revenue	$ 29,038	$ 47,501	$ 0
Cost of product revenue	21,284	35,520
Research and development	2,048	3,475
General and administrative	4,797	3,324
Sales and marketing	1,754	2,393
Operating Expenses	29,883	44,712
Operating income (loss) from discontinued operations	(845)	2,789	0
Net gain on sale of assets	(58,310)	0
Other expenses (recovery)	220
Other expenses (recovery)		(93)
Income from discontinued operations before income tax	57,245	2,882
Income tax expense	6,118	1,060
Net income from discontinued operations	$ 51,127	$ 1,822	$ 0